Share-based Compensation and Other Employment Benefit Plans - Schedule of Stock Options Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Quantity
Outstanding at beginning of year (in shares)	117,000	416,000	1,113,000
Options exercised (in shares)	(48,000)	(299,000)	(697,000)
Options forfeited/expired/canceled (in shares)	0	0	0
Options outstanding at end of year (in shares)	69,000	117,000	416,000
Options exercisable at end of year (in shares)	69,000	117,000	416,000
Weighted-Average Exercise Price
Outstanding at beginning of year (in dollars per share)	$ 33.14	$ 31.13	$ 23.51
Options exercised (in dollars per share)	30.47	30.35	18.97
Options forfeited/expired/canceled (in dollars per share)	0	0	0
Options outstanding at end of year (in dollars per share)	35.01	33.14	31.13
Options exercisable at end of year (in dollars per share)	$ 35.01	$ 33.14	$ 31.13